UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [    ] is a restatement.
                                  [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Schwerin Boyle Capital Management, Inc.
Address:  1391 Main Street
          Springfield, MA  01103

13F File Number: 28-4834

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     M. Eleanor Murphy
Title:    Vice President
Phone:    413-784-0990

Signature, Place, and Date of Signing:

/s/ M. Eleanor Murphy, Springfield, MA, May 15, 2000

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             -0-

Form 13F Information Table Entry Total:        27

Form 13F Information Table Value Total:  $241,281

List of Other Included Managers:

None

FORM 13F INFORMATION TABLE

                                   TITLE              VALUE     SHARES  SH/  PUT/  INVSTMT OTH  VOTING AUTHORITY
NAME OF ISSUER                    OF CLASS CUSIP     (X$1000)  PRN/AMT  PRN  CALL  DSCRETN MGRS SOLE SHARED NONE

American Management Systems, Inc.    COM   027352103  35142     802100   SH         SOLE        72200       729900
Ametek, Inc.                         COM   031100100  10463     543525   SH         SOLE        54000       489525
Cathay Bancorp                       COM   149150104   9867     214507   SH         SOLE        21600       192907
Championship Auto                    COM   158711101   2984     135625   SH         SOLE        14200       121425
Chateau Communities                  COM   161739107  14602     572631   SH         SOLE        57000       515631
CMP Group Inc.                       COM   125087109   7210     247550   SH         SOLE        19000       228550
Columbia Energy                      COM   197648108   6380     107675   SH         SOLE        14200        93475
Dentsply Intl. Inc.                  COM   249030107  23072     813100   SH         SOLE        82000       731100
Dover Downs Entertainment, Inc.      COM   260086103   2565     201200   SH         SOLE         9000       192200
Eastern Utilities Assoc.             COM   277173100   4624     147375   SH         SOLE        11400       135975
Energy East                          COM   29266M109    902     45550    SH         SOLE         6764        38786
Equity Office Properties Trust       COM   294741103  11284     449100   SH         SOLE        39900       409200
Federal Home Loan Mtg. Corp.         COM   313400301  12663     286574   SH         SOLE        27300       259274
Florida Progress                     COM   341109106   7835     170787   SH         SOLE        18400       152387
GBC Bancorp                          COM   361475106   5126     221050   SH         SOLE        18100       202950
International Speedway Corp.'A       COM   460335201  11610     258357   SH         SOLE        29428       228929
International Speedway Corp.'B       COM   460335300    574      12750   SH         SOLE                     12750
Littelfuse, Inc.                     COM   537008104  17172     468050   SH         SOLE        35400       432650
MCN Energy Group                     COM   55267J100   3349     133950   SH         SOLE         4300       129650
Mercury General Corp.                COM   589400100  11928     404325   SH         SOLE        48800       355525
Mestek, Inc.                         COM   590829107   5273     312475   SH         SOLE        36300       276175
National Golf Properties, Inc.       COM   63623G109  19639     932400   SH         SOLE        89500       842900
Post Properties, Inc.                COM   737464107   7084     175737   SH         SOLE        18300       157437
Providence Energy                    COM   743743106    918      24200   SH         SOLE         3500        20700
Simione Central                      COM   82865430     205      52836   SH         SOLE         6186        46650
Speedway Motorsports                 COM   847788106   2298      92150   SH         SOLE         7300        84850
Sun Communities                      COM   866674104   6514     225610   SH         SOLE        21700       203910